Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table sets forth the activities of share options for the years ended December 31, 2019, 2020 and 2021:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value	Weighted average grant–date fair value
		US$	In Years	US$	US$
Outstanding as of January 1, 2019	67,784,739	0.50	7.64	22,714	0.12
Granted	25,679,294	1.45
Forfeited	(7,242,312)	0.84

Outstanding as of December 31, 2019	86,221,721	0.76	7.22	65,994	0.27

Granted	26,509,592	2.42
Forfeited	(5,597,960)	1.00

Outstanding as of December 31, 2020	107,133,353	1.16	6.84	226,639	0.64

Granted	32,710,153	4.14
Exercised	(54,385,484)	0.55
Forfeited	(2,982,054)	1.98

Outstanding as of December 31, 2021	82,475,968	2.71	8.05	1,214,916	2.82

Vested and expected to vest as of December 31, 2021	82,475,968	2.71	8.05	1,214,916	2.82
Exercisable as of December 31, 2021	22,421,874	1.27	6.70	362,469	0.86

Summary of Assumptions in the Binomial Option-Pricing Model used to Determine the Fair Value of Stock Options

	For the year ended December 31,
	2019	2020	2021
Fair value of ordinary shares on the date of option grant (US$)	1.01 - 1.52	1.84 - 3.27	6.78 - 18.09
Risk-free interest rate (1)	1.80% -2.76%	0.82% - 1.70%	1.6% - 2.0%
Expected term (in years)	10	10	10
Expected dividend yield (2)	0%	0%	0%
Expected volatility (3)	56.1% - 57.8%	56.5% -59.0%	58.8% - 59.8%
Expected early exercise multiple	2.2x-2.8x	2.2x-2.8x	2.2x-2.8x

(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of U.S. Treasury Strips with a maturity life equal to the expected life to expiration.

(2)	The Company has no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Summary of RSU activity
The following table summarizes activities of the Company’s RSUs granted to employees:

	Number of RSUs	Weighted average grant-date fair value
		US$
Outstanding as of January 1, 2021	—	—
Granted	3,521,118

Outstanding as of December 31, 2021	3,521,118	19.05

Summary of Stock-Based Compensation Expense
The following table sets forth the amount
s
of share-based compensation expenses included in each of the relevant financial statement line items:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	944	1,920	31,467
Sales and marketing expenses	8,443	21,473	73,733
Research and development expenses	13,595	30,883	137,820
General and administrative expenses *	11,268	602,960	1,680,626

Total	34,250	657,236	1,923,646

*
In November 2020 and June 2021, the Company
granted
24,780,971 and 24,745,531 Class B ordinary shares to TECHWOLF LIMITED
, and recorded
RMB533.1 million and RMB1,506.4 million

of share-based compensation expenses in general and administrative expenses for the years ended December 31, 2020 and 2021, respectively (Note 13).